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[AMERICAN GENERAL FINANCIAL GROUP LETTERHEAD]

                                                               VALIC
                                                               Huey Falgout, Jr.
                                                               Senior Counsel



                                October 6, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, DC 20549


         RE: American General Series Portfolio Company ("AGSPC") Prospectuses - Rule 497(j) Filing
               File Nos. 2-83631 and 811-3738



Dear Commissioners:

On behalf of the above captioned Registrant and pursuant to Rule 497(j) under the Securities Act of 1933 ("Act"), we hereby certify that the three Prospectuses (one prospectus encompassing 13 Funds, one prospectus encompassing four of the 13 Funds, and one prospectus encompassing only one Fund) that would have been filed under Rule 497(c) of the Act do not differ from that contained in the Registrant's Post-Effective Amendment No. 28 which was filed electronically on October 1, 1999.

Should you have any questions regarding this submission, please contact the undersigned at (713) 831-8859.


                                   Sincerely,


                                   /s/ HUEY FALGOUT, JR.

                                   Huey Falgout, Jr.
                                   Senior Counsel